CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Convertible Promissory Note – Scott Hoey

On September 10, 2020, the Company entered into a note purchase agreement with Scott Hoey, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Hoey the aggregate principal amount of $7,500 for a purchase price of $7,500 (“Hoey Note”).

The Hoey Note had a maturity date of September 10, 2022 and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Hoey Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Hoey had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price (“VWAP”) during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

On December 8, 2020, the Company issued to Mr. Hoey 10,833 shares of Company common stock upon the conversion of the $7,500 convertible promissory note issued to Mr. Hoey at a conversion price of $0.69 per share.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The balance of the Hoey Note as of September 30, 2021 and December 31, 2020 was $0 and $0, respectively.

Convertible Promissory Note – Cary Niu

On September 18, 2020, the Company entered into a note purchase agreement with Cary Niu, pursuant to which, on same date, the Company issued a convertible promissory note to Ms. Niu the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Niu Note”).

The Niu Note has a maturity date of September 18, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Niu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Ms. Niu will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 30% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 30% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The balance of the Niu Note as of September 30, 2021 and December 31, 2020 was $50,000 and $50,000, respectively.

Convertible Promissory Note – Jesus Galen

On October 6, 2020, the Company entered into a note purchase agreement with Jesus Galen, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Galen the aggregate principal amount of $30,000 for a purchase price of $30,000 (“Galen Note”).

The Galen Note has a maturity date of October 6, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Galen Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Galen will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The balance of the Galen Note as of September 30, 2021 and December 31, 2020 was $30,000 and $30,000, respectively.

Convertible Promissory Note – Darren Huynh

On October 6, 2020, the Company entered into a note purchase agreement with Darren Huynh, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Huynh the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Huynh Note”).

The Huynh Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Huynh Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Huynh will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The balance of the Huynh Note as of September 30, 2021 and December 31, 2020 was $50,000 and $50,000, respectively.

Convertible Promissory Note – Wayne Wong

On October 6, 2020, the Company entered into a note purchase agreement with Wayne Wong, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Wong the aggregate principal amount of $25,000 for a purchase price of $25,000 (“Wong Note”).

The Wong Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Wong Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Wong will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Since the conversion price is based on 50% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The balance of the Wong Note as of September 30, 2021 and December 31, 2020 was $25,000 and $25,000, respectively.

Convertible Promissory Note – Matthew Singer

On January 3, 2021, the Company entered into a note purchase agreement with Matthew Singer, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Singer the aggregate principal amount of $13,000 for a purchase price of $13,000 (“Singer Note”).

The Singer Note had a maturity date of January 3, 2023, and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Singer Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Singer had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 70% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

On January 26, 2021, the Company issued to Matthew Singer 8,197 shares of Company common stock upon the conversion of the convertible promissory note issued to Mr. Singer in the principal amount of $13,000 on January 3, 2021 at a conversion price of $1.59 per share.

Since the conversion price is based on 70% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The balance of the Singer Note as of September 30, 2021 and December 31, 2020 was $0 and $0, respectively.

Convertible Promissory Note – ProActive Capital SPV I, LLC

On January 20, 2021, the Company entered into a securities purchase agreement (the “ProActive Capital SPA”) with ProActive Capital SPV I, LLC, a Delaware limited liability company (“ProActive Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to ProActive Capital the aggregate principal amount of $250,000 for a purchase price of $225,000, reflecting a $25,000 original issue discount (the “ProActive Capital Note”), and in connection therewith, sold to ProActive Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed ProActive Capital the sum of $10,000 for ProActive Capital’s costs in completing the transaction, which amount ProActive Capital withheld from the total purchase price paid to the Company.

The ProActive Capital Note has a maturity date of January 20, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the ProActive Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The ProActive Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at ProActive Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by ProActive Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $25,000 original issue discounts, the fair value of 50,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $217,024.

The balance of the ProActive Capital Note as of September 30, 2021 and December 31, 2020 was $250,000 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #1

On January 25, 2021, the Company entered into a securities purchase agreement (the “GS Capital #1”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which, on same date, the Company (i) issued a convertible promissory note to GS Capital the aggregate principal amount of $288,889 for a purchase price of $260,000, reflecting a $28,889 original issue discount (the “GS Capital Note”), and in connection therewith, sold to GS Capital 50,000 shares of Company Common Stock at a purchase price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note has a maturity date of January 25, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Regulation A Offering, at a conversion price equal to 70% of the Regulation A Offering Price of the Company Common Stock in the Regulation A Offering, and is subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $28,889 original issue discounts, the fair value of 50,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $288,889.

The entire principal balance and interest were converted in the quarter ended June 30, 2021. The balance of the GS Capital Note as of September 30, 2021 and December 31, 2020 was $0 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #2

On February 19, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #2”), pursuant to which, on same date, the Company issued a convertible promissory note (the “GS Capital #2 Note”) to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,778 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital #2 Note has a maturity date of February 19, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital #2 Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the Securities and Exchange Commission (“SEC”) qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended (the “Regulation A Offering”). At such time, the GS Capital #2 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $57,778 original issue discounts, the fair value of 100,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $577,778.

GS Capital converted $96,484 and $3,515 accrued interest in the quarter ended June 30, 2021.The balance of the GS Capital #2 Note as of September 30, 2021 and December 31, 2020 was $481,294 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #3

On March 16, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #3”), pursuant to which, on same date, the Company issued a convertible promissory note (the “GS Capital #3 Note”) to GS Capital the aggregate principal amount of $577,778 for a purchase price of $520,000, reflecting a $57,778 original issue discount, and in connection therewith, sold to GS Capital 100,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $100, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital #3 Note has a maturity date of March 22, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital #3 Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital #3 Note (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $57,778 original issue discounts, the fair value of 100,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $577,778.

The balance of the GS Capital #3 Note as of September 30, 2021 and December 31, 2020 was $577,778 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #4

On April 1, 2021, the Company entered into another securities purchase agreement with GS Capital (the “GS Capital #4”), pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount, and in connection therewith, sold to GS Capital 45,000 shares of Company’s common stock, par value $0.001 per share at a purchase price of $45, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $10,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note #4 has a maturity date of April 1, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #4, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #4 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 45,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

The balance of the GS Capital Note #4 as of September 30, 2021 and December 31, 2020 were $550,000 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #5

On April 29, 2021, Clubhouse Media Group, Inc. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “GS Capital Note #5”) and, in connection therewith, sold to GS Capital 125,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $125, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $5,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The April 2021 GS Capital Note #5 has a maturity date of April 29, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #5, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #5 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 125,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

The balance of the GS Capital Note #5 as of September 30, 2021 and December 31, 2020 was $550,000 and $0, respectively.

Convertible Promissory Note – GS Capital Partners #6

On June 3, 2021, Clubhouse Media Group, Inc. (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with GS Capital, pursuant to which, on same date, the Company issued a convertible promissory note to GS Capital in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “GS Capital Note #6”) and, in connection therewith, sold to GS Capital 85,000 shares of the Company’s Common Stock at a purchase price of $85, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed GS Capital the sum of $5,000 for GS Capital’s costs in completing the transaction, which amount GS Capital withheld from the total purchase price paid to the Company.

The GS Capital Note #6 has a maturity date of June 3, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #6, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company’s Common Stock at GS Capital’s election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned Regulation A Offering. At such time, the GS Capital Note #6 (and the principal amount and any accrued and unpaid interest) will be convertible at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by GS Capital on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

The $50,000 original issue discounts, the fair value of 85,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000.

The balance of the GS Capital Note #6 as of September 30, 2021 and December 31, 2020 was $550,000 and $0, respectively.

Convertible Promissory Note – Tiger Trout Capital Puerto Rico

On January 29, 2021, the Company entered into a securities purchase agreement (the “Tiger Trout SPA”) with Tiger Trout Capital Puerto Rico, LLC, a Puerto Rico limited liability company (“Tiger Trout”), pursuant to which, on same, date, the Company (i) issued a convertible promissory note in the aggregate principal amount of $1,540,000 for a purchase price of $1,100,000, reflecting a $440,000 original issue discount (the “Tiger Trout Note”), and (ii) sold to Tiger Trout 220,000 shares Company common stock for a purchase price of $220.00.

The Tiger Trout Note has a maturity date of January 29, 2022, and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Tiger Trout Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty, provided however, that if the Company does not pay the principal amount and any accrued and unpaid interest by July 2, 2021, an additional $50,000 is required to be paid to Tiger Trout at the time the Tiger Trout Note is repaid, if the Company repays the Tiger Trout Note prior to its maturity date.

If the principal amount and any accrued and unpaid interest under the Tiger Trout Note has not been repaid on or before the maturity date, that will be an event of default under the Tiger Trout Note. If an event of default has occurred and is continuing, Tiger Trout may declare all or any portion of the then-outstanding principal amount and any accrued and unpaid interest under the Tiger Trout Note (the “Indebtedness”) due and payable, and the Indebtedness will become immediately due and payable in cash by the Company. Further, Tiger Trout will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of $0.50 per share, subject to customary adjustments for stock splits, etc. occurring after the issuance date. The Tiger Trout Note contains a customary beneficial ownership limitation of 9.99%, which may be waived by Tiger Trout on 61 days’ notice to the Company.

The $440,000 original issue discounts, the fair value of 220,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $1,540,000.

The balance of the Tiger Trout Note as of September 30, 2021 and December 31, 2020 was $1,540,000 and $0, respectively.

Convertible Promissory Note – Eagle Equities LLC

On April 13, 2021, the Company entered into a securities purchase agreement (the “Eagle SPA”) with Eagle Equities LLC (“Eagle Equities”), pursuant to which, on same date, the Company issued a convertible promissory note to Eagle Equities in the aggregate principal amount of $1,100,000 for a purchase price of $1,000,000, reflecting a $100,000 original issue discount (the “Eagle Equities Note”), and, in connection therewith, sold to Eagle Equities 165,000 shares of Company Common Stock at a purchase price of $165.00, representing a per share price of $0.001 per share. In addition, at the closing of this sale, the Company reimbursed Eagle Equities the sum of $10,000 for Eagle Equities’ costs in completing the transaction, which amount Eagle Equities withheld from the total purchase price paid to the Company.

The Eagle Equities Note has a maturity date of April 13, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than upon the circumstances set forth in the Eagle Equities Note – specifically, if (i) the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended; and (ii) the Company receives $3,500,000 in net proceeds from such Regulation A Offering, then Company must repay the principal amount and any accrued and unpaid interest on the Eagle Equities Note within three (3) business days from the date of such occurrence. The Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Eagle Equities Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of the Company Common Stock at Eagle Equities’ election at any time following the time that the SEC qualifies the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933, as amended. At such time, the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) will be convertible in restricted shares of Company Common Stock at a conversion price equal to 70% of the initial offering price of the Company Common Stock in the Regulation A Offering, subject to a customary beneficial ownership limitation of 9.99%, which may be waived by Eagle Equities on 61 days’ notice to the Company. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price. Alternatively, if the SEC has not qualified the Company’s offering statement related to the Company’s planned offering of Company Common Stock pursuant to Regulation A under the Securities Act of 1933 by October 10, 2021, and Eagle Equities Note has not yet been fully repaid, then Eagle Equities will have the right to convert the Eagle Equities Note (and the principal amount and any accrued and unpaid interest) into restricted shares of Company Common Stock at a conversion price of $6.50 per share (subject to customary adjustments for any stock splits, etc. which occur following the April 13, 2021).

The $100,000 original issue discounts, the fair value of 165,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $1,100,000.

The balance of the Eagle Equities Note as of September 30, 2021 and December 31, 2020 was $1,100,000 and $0, respectively.

Convertible Promissory Note – Labrys Fund, LP

On March 11, 2021, the Company entered into a securities purchase agreement (the “Labrys SPA”) with Labrys Fund, LP (“Labrys”), pursuant to which the Company issued a 10% promissory note (the “Labrys Note”) with a maturity date of March 11, 2022 (the “Labrys Maturity Date”), in the principal sum of $1,000,000. In addition, the Company issued 125,000 shares of its common stock to Labrys as a commitment fee pursuant to the Labrys SPA. Pursuant to the terms of the Labrys Note, the Company agreed to pay to $1,000,000 (the “Principal Sum”) to Labrys and to pay interest on the principal balance at the rate of 10% per annum. The Labrys Note carries an original issue discount (“OID”) of $100,000. Accordingly, on the Closing Date (as defined in the Labrys SPA), Labrys paid the purchase price of $900,000 in exchange for the Labrys Note. Labrys may convert the Labrys Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Labrys Note) at any time at a conversion price equal to $10.00 per share.

The Company may prepay the Labrys Note at any time prior to the date that an Event of Default (as defined in the Labrys Note) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium) plus $750.00 for administrative fees. The Labrys Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Labrys Note or Labrys SPA.

Upon the occurrence of any Event of Default, the Labrys Note shall become immediately due and payable and the Company shall pay to Labrys, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.

The $100,000 original issue discounts, the fair value of 125,000 shares issued, and the beneficial conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discounts at the inception date of this convertible promissory note were $1,000,000.

For the nine months ended September 30, 2021, the Company paid $455,000 cash to reduce the balance of the convertible promissory note from Labrys Fund, LP. The balance of the Labrys Note as of September 30, 2021 and December 31, 2020 was $545,000 and $0, respectively.

Convertible Promissory Note – Chris Etherington

On August 27, 2021, the Company entered into a note purchase agreement (the “Chris Etherington Note Purchase Agreement”) with Chris Etherington, an individual (“Chris Etherington”), with an effective date of August 26, 2021, pursuant to which, on same date, the Company issued a convertible promissory note to Chris Etherington in the aggregate principal amount of $165,000 for a purchase price of $150,000, reflecting a $15,000 original issue discount (the “Chris Etherington Note”) and, in connection therewith, issued to Chris Etherington a Warrant to purchase 37,500 shares of the Company’s common stock, par value $0.001 per share (the “Company Common Stock”) at an exercise price of $2.00 per share, subject to adjustment (the “Chris Etherington Warrant”). In addition, in connection with the Chris Etherington Note Purchase Agreement, the Company entered into a Security Agreement on same date with Chris Etherington, pursuant to which the Company’s obligations under the Chris Etherington Note were secured by a first priority lien and security interest on all of the assets of the Company (the “Chris Etherington Security Agreement”). While each of the Chris Etherington Warrant, Security Agreement, Note, and Note Purchase Agreement have an effective date and/or effective issue date of August 26, 2021, each was entered into and/or issued on August 27, 2021.

The Chris Etherington Note has a maturity date of August 26, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the GS Capital Note #6, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Chris Etherington Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Chris Etherington Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The $15,000 original issue discounts, the fair value of 37,500 warrants issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $165,000. For the excess amount of derivative liability, the Company recorded accretion expense of $160,538 at the inception date of this note.

The balance of the Chris Etherington Note as of September 30, 2021 and December 31, 2020 was $165,000 and $0, respectively.

Convertible Promissory Note – Rui Wu

On August 27, 2021 Clubhouse Media Group, Inc. (the “Company”) entered into a note purchase agreement (the “Rui Wu Note Purchase Agreement”) with Rui Wu, an individual (“Rui Wu”), with an effective date of August 26, 2021, pursuant to which, on same date, the Company issued a convertible promissory note to Rui Wu in the aggregate principal amount of $550,000 for a purchase price of $500,000, reflecting a $50,000 original issue discount (the “Rui Wu Note”) and, in connection therewith, issued to Rui Wu a Warrant to purchase 125,000 shares of the Company’s common stock, par value $0.001 per share (the “Company Common Stock”) at an exercise price of $2.00 per share, subject to adjustment (the “Rui Wu Warrant”). In addition, in connection with the Rui Wu Note Purchase Agreement, the Company entered into a Security Agreement on same date with Rui Wu, pursuant to which the Company’s obligations under the Rui Wu Note were secured by a first priority lien and security interest on all of the assets of the Company (the “Rui Wui Security Agreement”). While each of the Rui Wu Warrant, Security Agreement, Note, and Note Purchase Agreement have an effective date and/or effective issue date of August 26, 2021, each was entered into and/or issued on August 27, 2021.

The Rui Wu Note has a maturity date of August 26, 2022 and bears interest at 10% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Rui Wu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty.

The Rui Wu Note (and the principal amount and any accrued and unpaid interest) is convertible into shares of Company Common Stock at any time following August 26, 2021 until the note is repaid. The conversion price per share of Common Stock shall initially mean the lesser of (i) $1.00 or (ii) 75% of the lowest daily volume weighted average price of the Common Stock during the twenty (20) Trading Days (as defined in the Rui Wu Note) immediately preceding the date of the respective conversion. The conversion price is subject to customary adjustments for any stock splits, etc. which occur following the determination of the conversion price.

If an event of default has occurred and is continuing, Rui Wu may declare all or any portion of the then-outstanding principal amount of the Rui Wu Note, together with all accrued and unpaid interest thereon, due and payable, and the Rui Wu Note shall thereupon become immediately due and payable in cash and Rui Wu will also have the right to pursue any other remedies that Rui Wu may have under applicable law. In the event that any amount due under the Rui Wu Note is not paid as and when due, such amounts shall accrue interest at the rate of 18% per year, simple interest, non-compounding, until paid.

Since the conversion price is based on the lesser of (i) $1.00 or (ii) 75% of the VWAP during the 20-trading day period immediately prior to the option conversion date, the Company has determined that the conversion feature is considered a derivative liability for the Company, which is detailed in Note 10.

The $50,000 original issue discounts, the fair value of 125,000 warrants issued, and the conversion features were recorded as debt discounts and amortized over the term of the note. Therefore, the total debt discount at the inception date of this convertible promissory note were recorded at $550,000. For the excess amount of derivative liability, the Company recorded accretion expense of $514,850 at the inception date of this note.

The balance of the Riu Wu Note as of September 30, 2021 and December 31, 2020 was $550,000 and $0, respectively.

Convertible Promissory Note Holder	Start Date	End Date	Initial Note Principal Balance	Debt Discounts As of Issuance	Amortization	Debt Discounts As of 9/30/2021
Scott Hoey	9/10/2020	9/10/2022	7,500	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	50,000	(25,822)	24,178
Jesus Galen	10/6/2020	10/6/2022	30,000	30,000	(14,753)	15,247
Darren Huynh	10/6/2020	10/6/2022	50,000	50,000	(24,589)	25,411
Wayne Wong	10/6/2020	10/6/2022	25,000	25,000	(12,295)	12,705
Matt Singer	1/3/2021	1/3/2023	13,000	13,000	(13,000)	-
ProActive Capital	1/20/2021	1/20/2022	250,000	217,024	(150,430)	66,594
GS Capital #1	1/25/2021	1/25/2022	288,889	288,889	(288,889)	-
Tiger Trout SPA	1/29/2021	1/29/2022	1,540,000	1,540,000	(1,029,479)	510,521
GS Capital #2	2/16/2021	2/16/2022	577,778	577,778	(414,854)	162,924
Labrys Fund, LLP	3/11/2021	3/11/2022	1,000,000	1,000,000	(891,073)	108,927
GS Capital #3	3/16/2021	3/16/2022	577,778	577,778	(313,425)	264,353
GS Capital #4	4/1/2021	4/1/2022	550,000	550,000	(274,247)	275,753
Eagle Equities LLC	4/13/2021	4/13/2022	1,100,000	1,100,000	(512,329)	587,671
GS Capital #5	4/29/2021	4/29/2022	550,000	550,000	(278,767)	271,233
GS Capital #6	6/3/2021	6/3/2022	550,000	550,000	(179,315)	370,685
Chris Etherington	8/26/2021	8/26/2022	165,000	165,000	(15,822)	149,178
Rui Wu	8/26/2021	8/26/2022	550,000	550,000	(52,740)	497,260
Total					Total	3,342,640
					Remaining note principal balance	7,014,073
					Total convertible promissory notes, net	$3,671,433

Future payments of principal of convertible notes payable at September 30, 2021 are as follows:

Years ending December 31,
2021	$-
2022	7,014,073
2023	–
2024	–
2025	-
Thereafter	–
Total	$7,014,073

Interest expense recorded related to the convertible notes payable for the three and nine months ended September 30, 2021 were $165,602 and $358,344, respectively. Interest expense recorded for the three and nine months ended September 30, 2020 were $0 and $0, respectively.

The Company amortized $4,459,337 and $0 of the discount on the convertible notes payable to interest expense for the nine months ended September 30, 2021 and for the period from January 2, 2020 (inception) to September 30, 2020, respectively.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

Convertible Promissory Note – Scott Hoey

On September 10, 2020, the Company entered into a note purchase agreement with Scott Hoey, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Hoey the aggregate principal amount of $7,500 for a purchase price of $7,500 (“Hoey Note”).

The Hoey Note had a maturity date of September 10, 2022 and bore interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Hoey Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Hoey had the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

On December 8, 2020, the Company issued to Mr. Hoey 10,833 shares of Company common stock upon the conversion of the $7,500 convertible promissory note issued to Mr. Hoey at a conversion price of $0.69 per share.

Convertible Promissory Note – Cary Niu

On September 18, 2020, the Company entered into a note purchase agreement with Cary Niu, pursuant to which, on same date, the Company issued a convertible promissory note to Ms. Niu the aggregate principal amount of $50,000 for a purchase price of $50,000   (“Niu Note”).

The Niu Note has a maturity date of September 18, 2022 and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Niu Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Ms. Niu will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 30% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Convertible Promissory Note – Jesus Galen

On October 6, 2020, the Company entered into a note purchase agreement with Jesus Galen, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Galen the aggregate principal amount of $30,000 for a purchase price of $30,000 (“Galen Note”).

The Galen Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Galen Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Galen will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Convertible Promissory Note – Darren Huynh

On October 6, 2020, the Company entered into a note purchase agreement with Darren Huynh, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Huynh the aggregate principal amount of $50,000 for a purchase price of $50,000 (“Huynh Note”).

The Huynh Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Huynh Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Huynh will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Convertible Promissory Note – Wayne Wong

On October 6, 2020, the Company entered into a note purchase agreement with Wayne Wong, pursuant to which, on same date, the Company issued a convertible promissory note to Mr. Wong the aggregate principal amount of $25,000 for a purchase price of $25,000 (“Wong Note”).

The Wong Note has a maturity date of October 6, 2022, and bears interest at 8% per year. No payments of the principal amount or interest are due prior to the maturity date other than as specifically set forth in the Wong Note, and the Company may prepay all or any portion of the principal amount and any accrued and unpaid interest at any time without penalty. Mr. Wong will have the right, until the Indebtedness is paid in full, to convert all, but only all, of the then-outstanding Indebtedness into shares of Company common stock at a conversion price of 50% of the volume weighted average of the closing price during the 20-trading day period immediately prior to the option conversion date, subject to customary adjustments for stock splits, etc. occurring after the issuance date.

Convertible Promissory Note Holder	Start Date	End Date	Debt Discounts As of Issuance	Amortization	Debt Discounts As of 12/31/20
Scott Hoey	9/10/2020	9/10/2022	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	(7,123)	42,877
Jesus Galen	10/6/2020	10/6/2022	30,000	(3,534)	26,466
Darren Huynh	10/6/2020	10/6/2022	50,000	(5,890)	44,110
Wayne Wong	10/6/2020	10/6/2022	25,000	(2,946)	22,054
Total				Total	135,507
				Add: Note principal	155,000
				Total convertible promissory notes, net	19,493

Future maturities of convertible notes payable at December 31, 2020 are as follows:

Years ending December 31,
2021	$-
2022	155,000
2023	–
2024	–
2025	-
Thereafter	–
$155,000